Loans Receivable, Part V (Details) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2013 Loan Consecutive_contractual_payment Troubled_Debt	Mar. 31, 2012 Loan Troubled_Debt	Dec. 31, 2012 Consecutive_contractual_payment Loan Troubled_Debt	Dec. 31, 2011 Loan Troubled_Debt
Troubled Debt Restructuring Note, Debtor [Abstract]
Amount of troubled debt restructuring	$ 55,794,000		$ 59,621,000	$ 55,412,000
Total number of troubled debt restructurings	127		137	150
Period of principal forbearance, reduction in interest rate or both included in typical restructured terms	6 months		6 months
Valuation allowance with respect to troubled debt restructurings	4,400,000		6,400,000	6,200,000
Minimum number of consecutive contractual payments received prior to consideration for a return to accrual status	6		6
Troubled Debt Restructurings by Concession Type [Abstract]
Loans Receivable, Modifications, Loans Performing in Accordance with Modified Terms	49,877,000		55,609,000	46,652,000
Number of loans performing in accordance with modified terms	91		123	117
Loans Receivable, Modifications, Loans in Default	5,917,000		4,012,000	8,760,000
Number of Loans in Default	36		14	33
Loans Receivable, Modifications, Total	55,794,000		59,621,000	55,412,000
Number of Loans, Total	127		137	150
Data on Troubled Debt Restructuring [Abstract]
Loans modified as a troubled debt restructure	343,000	2,971,000	34,117,000	34,451,000
Number of loans modified as a troubled debt restructuring	3	7	37	101
Trouble debt restructuring modified within the past twelve months for which there was a default	0	520,000	0	702,000
Number of trouble debt restructuring modified within the past twelve months for which there was a default	0	1	0	6
Non-accrual Loans [Abstract]
Total non-accrual loans	65,964,000		74,668,000	78,218,000
Ratio of total non-accrual loans to total loans, net of allowance (in hundredths)	5.86%		6.59%	6.43%
Ratio of total non-accrual loans and performing troubled debt restructurings to total loans receivable (in hundredths)	7.83%		8.00%	8.45%
Ratio of total non-accrual loans to total assets (in hundredths)	4.05%		4.50%	4.57%
One-to Four-Family [Member]
Troubled Debt Restructuring Note, Debtor [Abstract]
Amount of troubled debt restructuring	29,154,000		31,768,000	35,066,000
Total number of troubled debt restructurings	106		112	119
Data on Troubled Debt Restructuring [Abstract]
Loans modified as a troubled debt restructure	343,000	2,971,000	14,821,000	23,049,000
Number of loans modified as a troubled debt restructuring	3	7	27	86
Trouble debt restructuring modified within the past twelve months for which there was a default	0	520,000	0	702,000
Number of trouble debt restructuring modified within the past twelve months for which there was a default	0	1	0	6
Non-accrual Loans [Abstract]
Total non-accrual loans	41,985,000		46,467,000	55,609,000
Over Four-Family [Member]
Troubled Debt Restructuring Note, Debtor [Abstract]
Amount of troubled debt restructuring	22,751,000		23,947,000	17,298,000
Total number of troubled debt restructurings	13		17	21
Data on Troubled Debt Restructuring [Abstract]
Loans modified as a troubled debt restructure			18,520,000	10,340,000
Number of loans modified as a troubled debt restructuring			8	12
Non-accrual Loans [Abstract]
Total non-accrual loans	19,067,000		23,205,000	13,680,000
Home Equity [Member]
Troubled Debt Restructuring Note, Debtor [Abstract]
Amount of troubled debt restructuring	975,000		986,000	1,067,000
Total number of troubled debt restructurings	3		3	5
Data on Troubled Debt Restructuring [Abstract]
Loans modified as a troubled debt restructure			12,000	1,062,000
Number of loans modified as a troubled debt restructuring			1	3
Non-accrual Loans [Abstract]
Total non-accrual loans	1,539,000		1,578,000	1,334,000
Land and Land Improvements [Member]
Troubled Debt Restructuring Note, Debtor [Abstract]
Amount of troubled debt restructuring	2,249,000		2,252,000	1,487,000
Total number of troubled debt restructurings	3		3	2
Data on Troubled Debt Restructuring [Abstract]
Loans modified as a troubled debt restructure			764,000	0
Number of loans modified as a troubled debt restructuring			1	0
Non-accrual Loans [Abstract]
Total non-accrual loans	2,175,000		2,215,000	6,946,000
Commercial Real Estate [Member]
Troubled Debt Restructuring Note, Debtor [Abstract]
Amount of troubled debt restructuring	665,000		668,000	452,000
Total number of troubled debt restructurings	2		2	1
Non-accrual Loans [Abstract]
Total non-accrual loans	665,000		668,000	514,000
Consumer [Member]
Non-accrual Loans [Abstract]
Total non-accrual loans	22,000		24,000	0
Commercial Loans [Member]
Troubled Debt Restructuring Note, Debtor [Abstract]
Amount of troubled debt restructuring				42,000
Total number of troubled debt restructurings				2
Non-accrual Loans [Abstract]
Total non-accrual loans	511,000		511,000	135,000
Accruing [Member]
Troubled Debt Restructuring Note, Debtor [Abstract]
Amount of troubled debt restructuring	22,110,000		16,011,000	24,589,000
Total number of troubled debt restructurings	28		23	41
Accruing [Member] | One-to Four-Family [Member]
Troubled Debt Restructuring Note, Debtor [Abstract]
Amount of troubled debt restructuring	13,212,000		9,921,000	8,293,000
Total number of troubled debt restructurings	21		17	26
Accruing [Member] | Over Four-Family [Member]
Troubled Debt Restructuring Note, Debtor [Abstract]
Amount of troubled debt restructuring	6,727,000		3,917,000	14,845,000
Total number of troubled debt restructurings	5		4	13
Accruing [Member] | Home Equity [Member]
Troubled Debt Restructuring Note, Debtor [Abstract]
Amount of troubled debt restructuring	0		0	43,000
Total number of troubled debt restructurings	0		0	1
Accruing [Member] | Land and Land Improvements [Member]
Troubled Debt Restructuring Note, Debtor [Abstract]
Amount of troubled debt restructuring	2,171,000		2,173,000	1,408,000
Total number of troubled debt restructurings	2		2	1
Accruing [Member] | Commercial Real Estate [Member]
Troubled Debt Restructuring Note, Debtor [Abstract]
Amount of troubled debt restructuring	0		0	0
Total number of troubled debt restructurings	0		0	0
Accruing [Member] | Commercial Loans [Member]
Troubled Debt Restructuring Note, Debtor [Abstract]
Amount of troubled debt restructuring				0
Total number of troubled debt restructurings				0
Non Accruing [Member]
Troubled Debt Restructuring Note, Debtor [Abstract]
Amount of troubled debt restructuring	33,684,000		43,610,000	30,823,000
Total number of troubled debt restructurings	99		114	109
Non Accruing [Member] | One-to Four-Family [Member]
Troubled Debt Restructuring Note, Debtor [Abstract]
Amount of troubled debt restructuring	15,942,000		21,847,000	26,773,000
Total number of troubled debt restructurings	85		95	93
Non Accruing [Member] | Over Four-Family [Member]
Troubled Debt Restructuring Note, Debtor [Abstract]
Amount of troubled debt restructuring	16,024,000		20,030,000	2,453,000
Total number of troubled debt restructurings	8		13	8
Non Accruing [Member] | Home Equity [Member]
Troubled Debt Restructuring Note, Debtor [Abstract]
Amount of troubled debt restructuring	975,000		986,000	1,024,000
Total number of troubled debt restructurings	3		3	4
Non Accruing [Member] | Land and Land Improvements [Member]
Troubled Debt Restructuring Note, Debtor [Abstract]
Amount of troubled debt restructuring	78,000		79,000	79,000
Total number of troubled debt restructurings	1		1	1
Non Accruing [Member] | Commercial Real Estate [Member]
Troubled Debt Restructuring Note, Debtor [Abstract]
Amount of troubled debt restructuring	665,000		668,000	452,000
Total number of troubled debt restructurings	2		2	1
Non Accruing [Member] | Commercial Loans [Member]
Troubled Debt Restructuring Note, Debtor [Abstract]
Amount of troubled debt restructuring				42,000
Total number of troubled debt restructurings				2
Interest Reduction and Principal Forbearance [Member]
Troubled Debt Restructurings by Concession Type [Abstract]
Loans Receivable, Modifications, Loans Performing in Accordance with Modified Terms	24,809,000		26,051,000	22,752,000
Number of loans performing in accordance with modified terms	70		77	61
Loans Receivable, Modifications, Loans in Default	2,266,000		2,770,000	6,564,000
Number of Loans in Default	9		11	22
Loans Receivable, Modifications, Total	27,075,000		28,821,000	29,316,000
Number of Loans, Total	79		88	83
Interest Reduction [Member]
Troubled Debt Restructurings by Concession Type [Abstract]
Loans Receivable, Modifications, Loans Performing in Accordance with Modified Terms	7,694,000		11,984,000	20,006,000
Number of loans performing in accordance with modified terms	10		35	27
Loans Receivable, Modifications, Loans in Default	3,304,000		894,000	425,000
Number of Loans in Default	26		2	2
Loans Receivable, Modifications, Total	10,998,000		12,878,000	20,431,000
Number of Loans, Total	36		37	29
Principal Forbearance [Member]
Troubled Debt Restructurings by Concession Type [Abstract]
Loans Receivable, Modifications, Loans Performing in Accordance with Modified Terms	17,374,000		17,574,000	3,894,000
Number of loans performing in accordance with modified terms	11		11	29
Loans Receivable, Modifications, Loans in Default	347,000		348,000	1,771,000
Number of Loans in Default	1		1	9
Loans Receivable, Modifications, Total	$ 17,721,000		$ 17,922,000	$ 5,665,000
Number of Loans, Total	12		12	38